OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Long-Term Liabilities [Abstract]
Other long-term liabilities	$ 223,106	$ 226,111	$ 69,824
PBF Holding [Member]
Other Long-Term Liabilities [Abstract]
Defined benefit pension plan liabilities		60,007	42,509
Post-retirement medical plan liabilities		22,740	17,729
Environmental liabilities		142,935	8,189
Other		429	1,397
Other long-term liabilities		$ 226,111	$ 69,824